Schedule of Investments (unaudited) October 31, 2023	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 5.7%
Black Belt Energy Gas District, RB(a) 4.00%, 10/01/52	$3,830	$3,690,452
Series A, 5.25%, 01/01/54	3,875	3,868,471
City of Birmingham Alabama, GO, CAB, Series A-1, Convertible, 5.00%, 09/01/25(b)(c)	1,165	1,187,986
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	6,980	7,218,245
Southeast Energy Authority A Cooperative District, RB, Series B, 5.00%, 01/01/54(a)	755	749,187

		16,714,341

Arizona — 1.1%
Arizona Industrial Development Authority, RB(d)
4.38%, 07/01/39	725	569,273
Series A, 5.00%, 07/01/49	690	555,903
Series A, 5.00%, 07/01/54	530	416,053
City of Phoenix Civic Improvement Corp., RB, 5.25%, 07/01/47(e)	835	866,594
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(d)	685	556,559
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54(d)	360	292,410

		3,256,792

California — 12.0%
California Community Housing Agency, RB, M/F Housing, 3.00%, 08/01/56(d)	155	93,211
California Enterprise Development Authority, RB, 8.00%, 11/15/62(d)	475	419,499
California Health Facilities Financing Authority, Refunding RB, Series B, 5.00%, 11/15/46	3,715	3,649,593
California Infrastructure & Economic Development Bank, RB, Series A, 1st Lien, (AMBAC), 5.00%, 01/01/28(b)	10,100	10,725,267
CSCDA Community Improvement Authority, RB, M/F Housing(d)
5.00%, 09/01/37	120	109,877
4.00%, 10/01/56	195	146,832
4.00%, 12/01/56	230	145,151
Series A, 4.00%, 06/01/58	955	651,489
Senior Lien, 3.13%, 06/01/57	690	394,777
Series A, Senior Lien, 4.00%, 12/01/58	955	645,852
Los Angeles County Facilities, Inc., RB, Series A, 4.00%, 12/01/48	2,370	2,015,783
Mount San Antonio Community College District, Refunding GO, CAB, CAB, Series A, Convertible, Election 2013, 6.25%, 08/01/28(c)	1,580	1,366,359
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	4,100	3,482,267
San Diego County Regional Airport Authority, ARB, Series A, Subordinate, 4.00%, 07/01/51	2,730	2,238,740
San Diego Unified School District, GO, Series C, Election 2008, 0.00%, 07/01/38(f)	2,000	995,563
San Diego Unified School District, GO, CAB, Series G, Election 2008, 0.00%, 01/01/24(b)(f)	3,425	1,772,430

Security	Par (000)	Value

California (continued)
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(f)	$1,400	$1,014,900
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/37(f)	10,000	5,098,779

		34,966,369

Colorado — 0.3%
Sabell Metropolitan District, GO, Series A, 5.00%, 12/01/50(d)	1,055	790,017

Connecticut — 0.3%
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	1,170	938,224

Delaware — 0.8%
County of Kent Delaware, RB 5.00%, 07/01/53	1,810	1,552,131
Series A, 5.00%, 07/01/40	770	718,634

		2,270,765

District of Columbia — 3.7%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	9,225	9,489,258
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, 5.00%, 07/15/48	1,210	1,220,116

		10,709,374

Florida — 5.5%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	1,795	1,800,041
Capital Trust Agency, Inc., RB(d)
Series A, 5.00%, 06/01/45	615	482,975
Series A, 5.50%, 06/01/57	220	174,714
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 4.00%, 10/01/49	2,665	2,260,204
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	3,090	3,076,473
Florida Development Finance Corp., RB 6.50%, 06/30/57(d)	420	362,021
Series A, 5.00%, 06/15/56	580	506,000
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/40(d)	340	277,553
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	265	257,943
Orange County Housing Finance Authority, RB, S/F Housing, 5.00%, 10/01/53	4,000	3,758,611
Preserve at South Branch Community Development District, SAB 4.00%, 11/01/39	300	238,815
4.00%, 11/01/50	500	347,282
Tampa-Hillsborough County Expressway Authority, RB, 5.00%, 07/01/47	1,895	1,854,747
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(d)	280	247,125
Westside Community Development District, Refunding SAB(d) 4.10%, 05/01/37	260	221,489
4.13%, 05/01/38	260	219,599

		16,085,592

Georgia — 2.5%
City of Atlanta Georgia Department of Aviation, ARB, Series B-1, 5.00%, 07/01/53	915	926,088

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(d)	$245	$193,184
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(b)	545	556,212
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/38	595	566,930
Series A, 5.00%, 05/15/43	775	738,241
Series A, 5.00%, 06/01/53(a)	4,355	4,281,718

		7,262,373

Idaho — 0.5%
Idaho Housing & Finance Association, RB, (GTD), 5.50%, 05/01/57	1,510	1,485,957

Illinois — 12.8%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,620	1,578,171
Series A, 5.00%, 12/01/40	1,540	1,401,985
Series A, 5.00%, 12/01/47	450	394,821
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	3,300	3,278,291
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/49	3,500	3,424,008
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	4,565	4,566,591
Cook County Community College District No. 508, GO 5.13%, 12/01/38	7,700	7,175,188
5.50%, 12/01/38	1,000	975,791
Illinois Finance Authority, RB, Series A, 5.00%, 02/15/50	310	256,757
Illinois Finance Authority, Refunding RB
Series C, 4.13%, 08/15/37	3,130	2,683,260
Series C, 5.00%, 08/15/44	390	352,952
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	1,905	1,724,446
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	7,020	7,031,757
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	670	612,077
State of Illinois, GO, 5.50%, 05/01/39	1,840	1,882,638

		37,338,733

Indiana — 0.1%
Indiana Finance Authority, RB, Series A, 4.00%, 11/01/51	525	418,359

Louisiana — 0.5%
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	1,575	1,552,280

Massachusetts — 1.3%
Massachusetts Development Finance Agency, RB 5.00%, 10/01/48	1,970	1,652,189
Series A, 5.00%, 01/01/47	2,370	2,142,294

		3,794,483

Michigan — 1.4%
Michigan Finance Authority, Refunding RB, 5.00%, 11/15/41	2,235	2,192,633

Security	Par (000)	Value

Michigan (continued)
Michigan State Building Authority, Refunding RB, Series II, 4.00%, 10/15/47	$335	$284,211
State of Michigan Trunk Line Revenue, RB, BAB, 5.50%, 11/15/49	1,145	1,201,502
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(b)	430	430,078

		4,108,424

Nebraska — 0.3%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48(e)	950	984,128

Nevada — 0.8%
City of Las Vegas Nevada Special Improvement District No. 611, SAB 4.00%, 06/01/40	445	356,163
4.13%, 06/01/50	1,135	838,487
Tahoe-Douglas Visitors Authority, RB 5.00%, 07/01/40	760	695,513
5.00%, 07/01/45	530	464,689

		2,354,852

New Hampshire — 0.1%
New Hampshire Business Finance Authority, Refunding RB, Series A, 3.63%, 07/01/43(a)(d)	300	199,503

New Jersey — 7.3%
Camden County Improvement Authority, RB, 6.00%, 06/15/62	500	511,322
New Jersey Economic Development Authority, RB(b)
Series DDD, 5.00%, 06/15/27	375	392,225
Series WW, 5.00%, 06/15/25	1,620	1,649,829
Series WW, 5.25%, 06/15/25	550	562,311
New Jersey Economic Development Authority, Refunding RB, Sub-Series A, 4.00%, 07/01/32	930	872,006
New Jersey Transportation Trust Fund Authority, RB
Series BB, 4.00%, 06/15/50	3,000	2,451,329
Series D, 5.00%, 06/15/32	900	909,151
Series S, 5.25%, 06/15/43	2,150	2,171,310
New Jersey Transportation Trust Fund Authority, RB, CAB(f)
Series A, 0.00%, 12/15/35	4,050	2,225,047
Series A, 0.00%, 12/15/38	5,845	2,652,545
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 12/15/36	340	344,606
Series A, 4.00%, 06/15/40	1,690	1,504,231
South Jersey Port Corp., ARB, Series A, 5.00%, 01/01/49	720	688,652
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	820	772,887
Series A, 5.25%, 06/01/46	905	889,660
Sub-Series B, 5.00%, 06/01/46	2,920	2,711,558

		21,308,669

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	175	137,356

New York — 6.5%
City of New York, GO, Series B, 5.25%, 10/01/47	100	102,405

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.25%, 11/15/55	$1,135	$1,115,978
Series C-1, 5.00%, 11/15/56	1,690	1,581,873
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 4.13%, 06/15/46	5,670	4,971,437
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series A-1, Subordinate, 4.00%, 08/01/48	1,320	1,116,354
New York City Transitional Finance Authority, RB, Subordinate, 5.00%, 05/01/46	1,520	1,539,783
New York Liberty Development Corp., Refunding RB, Class 1, 5.00%, 11/15/44(d)	1,040	928,054
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.25%, 05/15/52	1,000	1,020,345
Series A, 4.13%, 05/15/53	1,000	844,891
Triborough Bridge & Tunnel Authority, RB, Series D-2, Senior Lien, 5.50%, 05/15/52	4,340	4,505,991
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-1, 5.00%, 05/15/51	230	227,538
Series C, 5.25%, 11/15/40	1,025	1,079,595

		19,034,244

Ohio — 4.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, 5.00%, 06/01/55	5,905	4,828,528
County of Hamilton Ohio, RB, Series A, 5.00%, 08/15/42	2,650	2,566,610
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/43	5,175	4,520,945

		11,916,083

Oklahoma — 0.7%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	1,960	2,056,425

Oregon — 0.2%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(f)	1,115	495,366

Pennsylvania — 5.3%
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	205	134,867
Commonwealth Financing Authority, RB, (AGM), 4.00%, 06/01/39	3,230	2,895,955
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	1,145	902,970
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	5,000	4,031,206
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 142-A, 5.00%, 10/01/43	1,895	1,876,010
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 2022, 4.25%, 10/01/47	2,415	2,022,246
Pennsylvania Turnpike Commission, RB
Series C, 5.50%, 12/01/23(b)	630	630,473
Series A, Subordinate, 4.00%, 12/01/46	1,605	1,327,458

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, Refunding RB
Series A, 5.00%, 12/01/38	$695	$702,007
Series A-1, 5.00%, 12/01/40	850	836,645

		15,359,837

Puerto Rico — 5.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	6,639	5,600,378
Series A-1, Restructured, 5.00%, 07/01/58	5,423	4,699,753
Series A-2, Restructured, 4.78%, 07/01/58	349	292,204
Series A-2, Restructured, 4.33%, 07/01/40	1,688	1,457,609
Series B-1, Restructured, 4.75%, 07/01/53	536	453,065
Series B-2, Restructured, 4.78%, 07/01/58	520	434,785
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(f)	6,226	1,538,995

		14,476,789

South Carolina — 4.2%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	5,685	5,664,054
South Carolina Jobs-Economic Development Authority, RB(d) 5.00%, 01/01/55	1,095	824,124
7.50%, 08/15/62	505	418,962
South Carolina Jobs-Economic Development Authority, Refunding RB, 4.00%, 12/01/44	1,645	1,371,846
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,610	1,574,150
South Carolina Public Service Authority, Refunding RB, 5.00%, 12/01/38	2,360	2,359,831

		12,212,967

South Dakota — 0.6%
City of Rapid City South Dakota Sales Tax Revenue, RB, 4.00%, 12/01/26(b)	1,760	1,777,711

Tennessee — 1.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	35	34,697
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	1,575	1,580,092
Tennessee Housing Development Agency, RB, S/F Housing, Series 2, 4.35%, 01/01/48	2,500	2,155,937

		3,770,726

Texas — 22.3%
Arlington Higher Education Finance Corp., RB(d) 7.50%, 04/01/62	530	463,706
7.88%, 11/01/62	450	423,665
City of Austin Texas Airport System Revenue, ARB, Series A, RB, 5.00%, 11/15/41	1,990	1,997,353
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, Series A, 5.00%, 10/01/41	760	763,828
City of Houston Texas, GO, 5.25%, 03/01/43	810	841,884
City of Lubbock Texas Electric Light & Power System Revenue, Refunding RB, 4.00%, 04/15/51	5,200	4,130,941

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Coppell Independent School District, Refunding GO, (PSF), 0.00%, 08/15/30(f)	$10,030	$7,601,097
County of Harris Texas, Refunding GO
(NPFGC), 0.00%, 08/15/25(f)	7,485	6,978,602
(NPFGC), 0.00%, 08/15/28(f)	10,915	9,010,878
Series A, 4.25%, 09/15/48	340	293,877
Crowley Independent School District, GO
(PSF), 5.00%, 02/01/48	315	319,940
(PSF), 4.25%, 02/01/53	310	274,511
Cypress-Fairbanks Independent School District, GO, (PSF), 4.00%, 02/15/48	755	646,702
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	570	579,376
Grand Parkway Transportation Corp., RB, CAB, Series B, Convertible, 5.80%, 10/01/46(c)	2,365	2,460,008
Harris County-Houston Sports Authority, RB(f)
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/38	5,785	2,276,337
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/39	6,160	2,264,666
Harris County-Houston Sports Authority, Refunding RB(f)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(b)	5,965	2,508,229
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/38	10,925	4,231,944
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	40	40,685
Leander Independent School District, Refunding GO, Series A, (PSF), 5.00%, 08/15/49	2,010	2,018,658
Marshall Independent School District, GO, (PSF), 4.00%, 02/15/45	380	337,914
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(b)(f)	2,340	1,293,728
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(d)	580	454,486
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 4.00%, 08/15/40	4,000	3,476,789
North Texas Tollway Authority, RB(b)
Series B, 0.00%, 09/01/31(f)	1,975	916,250
Series C, Convertible, 6.75%, 09/01/31(c)	2,500	3,020,450
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/43	3,795	3,800,441
Northwest Independent School District, GO, (PSF), 5.00%, 02/15/48	730	739,342
Princeton Independent School District, GO, (PSF), 5.25%, 02/15/48	535	552,811
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	330	256,201

		64,975,299

Utah(d) — 0.2%
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49	235	187,635
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55	450	354,441

		542,076

Virginia — 5.5%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	4,000	3,290,183
Henrico County Economic Development Authority, RB, Class A, 5.00%, 10/01/47	5,750	5,202,684

Security	Par (000)	Value

Virginia (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	$1,225	$1,055,154
Virginia Beach Development Authority, Refunding RB 5.00%, 09/01/40	1,230	1,043,212
4.00%, 09/01/48	885	593,798
Virginia College Building Authority, RB, 4.00%, 02/01/42	5,000	4,492,045
Virginia Housing Development Authority, RB, M/F Housing, Series G, 5.15%, 11/01/52	505	480,586

		16,157,662

Washington — 0.4%
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/38(d)	1,400	1,134,264

West Virginia — 0.8%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	3,050	2,445,662

Wisconsin — 2.1%
Public Finance Authority, RB 5.00%, 10/15/51(d)	270	206,108
Class A, 5.00%, 06/15/51(d)	305	212,661
Class A, 6.00%, 06/15/52	175	142,642
Class A, 5.00%, 06/15/56(d)	400	271,122
Class A, 6.13%, 06/15/57	200	162,686
Series A, 5.00%, 07/15/39(d)	120	105,442
Series A, 5.00%, 10/15/40(d)	1,260	1,016,422
Series A, 5.00%, 07/15/49(d)	455	377,242
Series A, 5.00%, 07/01/55(d)	395	288,064
Series A-1, 4.50%, 01/01/35(d)	675	566,056
Public Finance Authority, Refunding RB, 5.00%, 09/01/39(d)	375	297,243
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	1,895	1,924,363
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	430	412,277

		5,982,328

Total Municipal Bonds — 116.3% (Cost: $356,460,642)		339,014,030

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

California — 3.0%
San Francisco City & County Public Utilities Commission Power Revenue, Refunding RB, Series B, 4.00%, 11/01/51	10,000	8,639,011

Florida — 2.5%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, 5.50%, 09/01/53	7,045	7,421,243

Indiana — 2.9%
Indiana Finance Authority, RB, Series A, 4.00%, 11/01/51	10,685	8,514,607

Massachusetts — 3.5%
Commonwealth of Massachusetts, GO, Series D, 5.00%, 10/01/51	10,000	10,150,409

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska — 1.8%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	$5,220	$5,146,656

Nevada — 3.3%
Las Vegas Valley Water District, GO, Series A, 5.00%, 06/01/49	9,500	9,637,657

New York — 16.6%
New York City Municipal Water Finance Authority, RB, Series DD, 5.00%, 06/15/47	9,705	9,786,870
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series B-1, Subordinate, 4.00%, 08/01/36	7,350	7,101,099
New York State Dormitory Authority, Refunding RB, Series C, 4.00%, 07/01/49	8,955	7,490,979
New York State Urban Development Corp., RB
Series A, 5.00%, 03/15/50	8,000	8,000,522
Series A-1, 5.00%, 03/15/43	5,720	5,724,495
Port Authority of New York & New Jersey, Refunding RB, Series 230, 5.25%, 12/01/52(h)	10,000	10,240,666

		48,344,631

Washington — 3.5%
State of Washington, GO, Series 2024-A, 5.00%, 08/01/48	10,000	10,142,177

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.1% (Cost: $113,407,280)		107,996,391

Total Long-Term Investments — 153.4% (Cost: $469,867,922)		447,010,421

	Shares

Short-Term Securities

Money Market Funds — 16.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.82%(i)(j)	47,618,410	47,618,410

Total Short-Term Securities — 16.4% (Cost: $47,618,211)		47,618,410

Total Investments — 169.8% (Cost: $517,486,133)		494,628,831

Liabilities in Excess of Other Assets — (0.4)%		(1,207,746)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.3)%		(64,864,038)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.1)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$291,357,047

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	When-issued security.
(f)	Zero-coupon bond.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on June 1, 2030, is $6,934,789.

(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.

5

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Quality Trust (BYM)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$7,645,975	$39,972,347	(a)	$—	$(14)	$102	$47,618,410	47,618,410	$149,077	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	78	12/19/23	$8,270	$19,685
U.S. Long Bond	101	12/19/23	11,003	52,861
5-Year U.S. Treasury Note	68	12/29/23	7,102	(1,505)

				$71,041

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments Municipal Bonds	$—	$339,014,030	$—	$339,014,030
Municipal Bonds Transferred to Tender Option Bond Trusts	—	107,996,391	—	107,996,391
Short-Term Securities Money Market Funds	47,618,410	—	—	47,618,410

	$47,618,410	$447,010,421	$—	$494,628,831

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal Income Quality Trust (BYM)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$72,546	$—	$—	$72,546
Liabilities
Interest Rate Contracts	(1,505)	—	—	(1,505)

	$71,041	$—	$—	$71,041

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(64,559,983)	$—	$(64,559,983)
VMTP Shares at Liquidation Value	—	(137,200,000)	—	(137,200,000)

	$—	$(201,759,983)	$—	$(201,759,983)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

ARB	Airport Revenue Bonds

BAB	Build America Bond

CAB	Capital Appreciation Bonds

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAN	State Aid Notes

7